Consolidated Statements Of Cash Flow (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares repurchased under the share repurchase program, value	[1]	$ 32,648,000	$ 43,579,000	$ 91,533,000
Stock Repurchase Authorization
Shares repurchased under the share repurchase program, value		$ 28,400,000	$ 38,500,000	$ 87,600,000

[1]	2015, 2014 and 2013 include $ 28.4 million , $ 38.5 million and $ 87.6 million, respectively, repurchased under share repurchase programs.